1997 ANNUAL REPORT

IDS Blue Chip Advantage Fund
(prospectus enclosed)

(Icon of) Ribbon

The goal of IDS Blue Chip Advantage Fund, a part of IDS Market Advantage Series, Inc., is to achieve a long-term total return exceeding that of the U.S. stock market. The Fund invests in common stocks that are included in a broad market index.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)


AMERICAN
EXPRESS
Financial
Advisors

Distributed by American Express Financial Advisors Inc.

(Icon of) Ribbon

Making the most of the market

If you were compiling a who's who of corporate America, a good place to start would be the Standard & Poor's Index. Composed of 500 stocks representing a wide range of prominent companies, "the S&P" is recognized as a good measure of overall stock market performance. Of course, some of those stocks will fare better than others. They're the ones that Blue Chip Advantage Fund tries to identify and build its portfolio around. Result: a fund that's like the S&P . . . only better.

PAGE 3
Contents

The purpose of this annual report is to tell investors how the Fund performed.

(Icon of) One open book inside of another.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

1997 annual report

From the president                                  4
From the portfolio manager                          4
The Fund's ten largest holdings                     6
Making the most of the Fund                         7
The Fund's long-term performance                    8
Independent auditors' report                        9
Financial statements                               10
Notes to financial statements                      13
Investments in securities                          23
IDS mutual funds                                   26
Federal income tax information                     30

1997 prospectus

The Fund in brief                                   3p
Goal                                                3p
Investment policies and risks                       3p
Manager and distributor                             3p
Portfolio manager                                   3p
Alternative purchase arrangements                   4p

Sales charge and Fund expenses                      5p

Performance                                         7p
Financial highlights                                7p
Total returns                                       9p

Investment policies and risks                      11p
Facts about investments and their risks            12p
Alternative investment option                      14p
Valuing Fund shares                                14p

How to purchase, exchange or redeem shares         15p
Alternative purchase arrangements                  15p
How to purchase shares                             18p
How to exchange shares                             20p
How to redeem shares                               20p
Reductions and waivers of the sales charge         25p

Special shareholder services                       29p
Services                                           29p
Quick telephone reference                          29p

PAGE 4
Distributions and taxes                            30p
Dividend and capital gain distributions            30p
Reinvestments                                      31p
Taxes                                              32p
How to determine the correct TIN                   34p

How the Fund is organized                          35p
Shares                                             35p
Voting rights                                      35p
Shareholder meetings                               35p
Board members and officers                         35p
Investment manager                                 37p
Administrator and transfer agent                   37p
Distributor                                        38p

About American Express Financial Corporation       39p
General information                                39p


(This annual report is not part of the prospectus)
PAGE 5
To our shareholders


(Photo of) William R. Pearce
President of the Fund

(Photo of) Guru Baliga
Portfolio manager

From the president

If you're an experienced investor, you know that the past two years have been unusually strong ones in many financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines - whether they're brief or long-lasting, moderate or substantial - are always a possibility.

That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on tract to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

William R. Pearce

From the portfolio manager

The stock market unleashed a powerful rally during the past fiscal year (February 1996 through January 1997), reaching an all-time high in the final month of the period. In this positive environment, IDS Blue Chip Advantage Fund's Class A shares generated a total return of 23.8%, somewhat below that of the broad stock market, as measured by the Standard & Poor's 500 stock index (an unmanaged group of stocks commonly used to gauge performance of the stock market as a whole).

The bull market continued during the first few months of the past period, as the favorable forces of low inflation, healthy corporate profits and strong cash flows into stock mutual funds provided substantial support for stocks. By June, however, higher long-term interest rates began taking a toll on the market, ultimately driving it into a mid-summer slide. But with the remarkable resilience that has characterized the market in recent years, stocks soon gathered themselves and went on a largely uninterrupted run from fall through the close of the period.

(This annual report is not part of the prospectus.)

Winners far
exceed losers

While both the market and the Fund registered gains in 10 of the 12 months, until late December the Fund held a commanding lead in terms of performance. The lead quickly evaporated, however, when two major Fund holdings in the technology sector, Computer Associates and Oracle, experienced sharp price declines after months of stellar performance.

Still, there were many more winners than losers, as our securities analysts, whose evaluations form the foundation for determing which stocks are held in the portfolio, continued to do a first-rate job of stock selection. On a sector basis, stocks of financial services, industrial, pharmaceutical and consumer-product companies made the greatest contributions to Fund gains. Technology also was rewarding, but our gains were empered by our limited exposure to exceptionally strong stocks such as IBM, Microsoft and Intel. Although we made only a small foray into energy-related and gaming stocks, the holdings proved quite productive. Overall, prominent performers included, in no particular order: NationsBank, Norwest, General Electric, Johnson & Johnson, Pfizer, Unum, Emerson Electric, Northern Telecom, Annheiser Busch, Schlumberger, Hilton Hotels, General Signal, American Home Products, Tyco Labs and Crown, Cork & Seal.

Selectivity pays off

Also beneficial was the fact that we held relatively few stocks in comparatively weak and, in come cases, negative sectors. For example, we generally avoided so called "cyclical" issues in the paper, chemical, copper, steel and retailing industries - a strategy that worked to the Fund's advantage. However, we did hold sizable positions in two food retailers, Kroger and American Stores, whose shares appreciated substantially.

While the investment fundamentals remain largely positive as this is being written in mid-February, I think the chances of the Federal Reserve raising short-term interest rates will increase as the year progresses. And if rates rise, that may well present at least a temporary stumbling block for the stock market. In any case, I am currently emphasizing investments in the consumer-product, technology and industrial sectors, which I believe have the potential to show above-average earnings growth in the year ahead.

Guru Baliga

PAGE 7
Class A
12-month performance
(All figures per share)
Net asset value (NAV)
__________________________
Jan. 31, 1997       $ 8.97
__________________________
Jan. 31, 1996       $ 7.62
__________________________
Increase            $ 1.35
__________________________
Distributions
Feb. 1, 1996-Jan. 31, 1997
__________________________
From income         $ 0.25
__________________________
From capital gains  $ 0.18
__________________________
Total distributions $ 0.43
__________________________
Total return*        +23.8%
__________________________

Class B
12-month performance
____________________________
(All figures per share)

Net asset value (NAV)
____________________________
Jan. 31, 1997         $ 8.92
____________________________
Jan. 31, 1996         $ 7.59
____________________________
Increase              $ 1.33
____________________________
Distributions
Feb. 1, 1996-Jan. 31, 1997
_____________________________
From income           $ 0.20
_____________________________
From capital gains    $ 0.18
_____________________________
Total distributions   $ 0.38
_____________________________
Total return*          +22.9%**
_____________________________

PAGE 8
Class Y
12-month performance
_____________________________
(All figures per share)
Net asset value (NAV)
_____________________________
Jan. 31, 1997         $ 8.97
_____________________________
Jan. 31, 1996         $ 7.62
_____________________________
Increase              $ 1.35
_____________________________
Distributions
Feb. 1, 1996-Jan. 31, 1997
_____________________________
From income           $ 0.26
_____________________________
From capital gains    $ 0.18
_____________________________
Total distributions   $ 0.44
_____________________________
Total return*          +24.0%**
_____________________________

  *The prospectus discusses the
   effect of the sales charge, if
   any, on the various classes.

 **The total return is a hypothetical
   investment in the Fund with all
   distributions reinvested.

(This annual report is not part of the prospectus.)
PAGE 9

The Fund's ten largest holdings

(pie chart) The ten holdings listed here make up 25.80% of the Fund's net assets
_________________________________________________________________________________________________________________________________

                                                                                               Percent                      Value
                                                                                 (of Fund's net assets)       as of Jan. 31, 1997)
_________________________________________________________________________________________________________________________________
Coca-Cola                                                                                         3.59%               $38,313,250
The world's largest producer and distributor of soft drinks, concentrates and syrups.


Royal Dutch Petroleum ADR                                                                         3.51%               $37,441,300
A major oil company that includes Royal Dutch (the Dutch version)
and Shell Transport (the English version).

NationsBank                                                                                       3.26%               $34,776,000
A bank holding company with a strong presence in North Carolina, South Carolina, Texas, Virginia,
Florida and Georgia.

General Electric                                                                                  2.78%               $29,612,500
A diversified company with interest in manufacturing, broadcasting (NBC), financial services and technology.

Johnson & Johnson                                                                                 2.61%               $27,781,012
A major producer of health-care products, including consumer products, medical and dental devices and products and a wide variety of ethical and over-the-counter drugs.

Emerson Electric                                                                                  2.29%               $24,450,500
A diversified manufacturer of electrical and electronic products for use in commercial and industrial products, appliance and construction-related components.

American Home Products                                                                            2.12%               $22,624,875
A company engaged in the discovery, development, manufacture, distribution and sale of a diversified line of products in three business segments: health care products, agricultural products and food products.

AirTouch Communications                                                                           2.04%               $21,745,350
Engaged in non-regulated wireless communication operations, with cellular interest in the
United States, Germany, Japan, Italy, South Korea and Belgium.

Microsoft                                                                                         1.80%               $19,206,600
This company develops, manufactures, licenses, sells, and supports a wide range of software products, including operating systems for personal computers and servers.

Schering Plough                                                                                   1.80%               $19,140,688

This company is already a leading producer of prescription and OTC pharmaceuticals and has important interests in sun care, animal health and foot care products.

(This annual report is not part of the prospectus.)

PAGE 10
Making the most of the Fund

Build your assets systematically

One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

Using this strategy does not ensure a profit or avoid a loss if the market declines and requires that you be able to keep on investing on a regular basis, even when the price of your shares falls or the market declines. Investing in this manner can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

Month       Amount       Per-share      Number of shares purchased
            invested     market price
Jan         $100         $20            5.00 XXXXX
Feb          100          18            5.56 XXXXXx
March        100          17            5.88 XXXXXx
April        100          15            6.67 XXXXXXx
May          100          16            6.25 XXXXXXx
June         100          18            5.56 XXXXXx
July         100          17            5.88 XXXXXx
Aug          100          19            5.26 XXXXXx
Sept         100          21            4.76 XXXXx
Oct          100          20            5.00 XXXXX

(footnotes to table) By investing an equal number of dollars each month...

(arrow in table pointing to April) you automatically buy more shares when the per share market price is low...

(arrow in table pointing to September) and fewer shares when the per share market price is high.

You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

Three ways to benefit from a mutual fund:

o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

PAGE 11
All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.


(This annual report is not part of the prospectus.)

PAGE 12
The Fund's long-term performance

How your $10,000 has grown in IDS Blue Chip Advantage Fund

                                            $26,160
                                      IDS Blue Chip
                                     Advantage Fund
                                            Class A
                                 S&P
                                 Stock Index



$9,500



4/1/90   '91   '92   '93   '94   '95   '96   '97

Average annual total return
(as of Jan. 31, 1997)

            1 year     5 years       Since inception

Class A*    +17.60%    +15.57%       +15.30%
Class B**   +18.86%        --%       +30.90%
Class Y**   +24.00%        --%       +33.78%

*Inception date was March 5, 1990.
**Inception date was March 20, 1995.

On the graph above you can see how the Fund's total return compared to a widely cited performance index, the S&P 500 Stock Index. In comparing Blue Chip Advantage Fund (Class A) to this index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index. Class B and Class Y are not shown. The performance of Class B and Class Y will vary from the performance of Class A based on differences in sales charges and fees. If you were actually to buy either individual stocks or growth mutual funds, any sales charges that you pay would reduce your total return as well.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.
This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Assumes: Holding period from 4/1/90 to 1/31/97. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $9,498. Also see "Performance" in the Fund's current prospectus.

Standard & Poor's 500 Stock index (S&P 500), an unmanaged list of common stocks, is frequently used as a general measure of market performance.

(This annual report is not part of the prospectus.)

The financial statements contained in Post-Effective Amendment #18 to Registration Statement No. 33-30770 filed on or about March 27, 1997 are incorporated herein by reference.
PAGE 13
IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale holding two worlds

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

(This annual report is not part of the prospectus.)
PAGE 14
IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) office building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's
Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

(This annual report is not part of the prospectus.)

PAGE 15
IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope



(This annual report is not part of the prospectus.)

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily of high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) coins


(This annual report is not part of the prospectus.)

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head enclosed

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes.
Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column enclosed

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star enclosed


(This annual report is not part of the prospectus.)

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with a tree enclosed

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

(This annual report is not part of the prospectus.)
PAGE 19
Federal income tax information

IDS Blue Chip Advantage Fund
______________________________________________________________

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year.
The dividends listed below were reported to you on Form
1099-DIV, Dividends and Distributions, last January.
Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

IDS Blue Chip Advantage Fund
Fiscal year ended Jan. 31, 1997

Class A

Income distributions

taxable as dividend income, 18.85% qualifying for deduction by corporations.

Payable date          Per share

March 29, 1996        $0.02379

June 28, 1996          0.02154

Sept. 27, 1996         0.02336

Dec. 27, 1996          0.17940

Total                 $0.24809

Capital gain distribution

taxable as long-term capital gain.

Payable date          Per share

Dec. 27, 1996         $0.18338

Total distributions   $0.43147

The distribution of $0.36278 per share,
payable Dec. 27, 1996, consisted of
$0.02422 derived from net investment
income, $0.15518 from net short-term
capital gains (a total of $0.17940
taxable as dividend income) and $0.18338 from net long-term capital gains.


(This annual report is not part of the prospectus.)
PAGE 20
Class B
Income distributions

taxable as dividend income, 18.85% qualifying for deduction by corporations.

March 29, 1996        $0.01320

June 28, 1996          0.01028

Sept. 27, 1996         0.01132

Dec. 27, 1996          0.16542

Total                 $0.20022

Capital gain distribution

taxable as long-term capital gain.

Payable date          Per share

Dec. 27, 1996         $0.18338

Total distributions   $0.38360

The distribution of $0.34880 per share,
payable Dec. 27, 1996, consisted of
$0.01024 derived from net investment
income, $0.15518 from net short-term
capital gains (a total of $0.16542
taxable as dividend income) and $0.18338 from net long-term capital gains.

Class Y

Income distributions

taxable as dividend income, 18.85% qualifying for deduction by corporations.

March 29, 1996        $0.02681

June 28, 1996          0.02460

Sept. 27, 1996         0.02644

Dec. 27, 1996          0.18289

Total                 $0.26074

PAGE 21
Capital gain distribution
taxable as long-term capital gain.

Payable date          Per share

Dec. 27, 1996         $0.18338

Total distributions    $0.44412

The distribution of $0.36627 per share,
payable Dec. 27, 1996, consisted of
$0.02771 derived from net investment
income, $0.15518 from net short-term
capital gains (a total of $0.18289
taxable as dividend income) and $0.18338 from net long-term capital gains.

(This annual report is not part of the prospectus.)
PAGE 22
Quick telephone reference

American Express Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:  800-437-3133
Mpls./St. Paul area:     671-3800

American Express Shareholder Service
Fund performance, objectives and account inquiries
612-671-3733

TTY Service
For the hearing impaired
800-846-4852

American Express Infoline
Automated account information (TouchToneR phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota: 800-272-4445
Mpls./St. Paul area:    671-1630

AMERICAN
EXPRESS
Financial
Advisors

IDS Blue Chip Advantage Fund
IDS Tower 10
Minneapolis, MN  55440-0010

PAGE 23
STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  Headings.                        2)  The headings in the
                                         annual report are
                                         placed in a blue strip
                                         at the top of the page.

3)  There are pictures, icons        3)  Each picture, icon and
    and graphs throughout the            graph is described in
    annual report.                       parentheses.

4)  Footnotes for charts and         4)  The footnotes for each
    graphs are described at              chart or graph are typed
    the left margin.                     below the description of
                                         the chart or graph.